Document and Entity Information	May 07, 2026
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	May 07, 2026
Entity Registrant Name	Kraft Heinz Co
Entity Incorporation State Country Code	DE
Entity File Number	001-37482
Entity Tax Identification Number	46-2078182
Entity Address Address Line 1	One PPG Place
Entity Address City Or Town	Pittsburgh
Entity Address State Or Province	PA
Entity Address Postal Zip Code	15222
City Area Code	412
Local Phone Number	456-5700
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001637459
Common stock, $0.01 par value [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common stock, $0.01 par value
Trading Symbol	KHC
Security Exchange Name	NASDAQ
3.500% Senior Notes Due 2029 [Member]
Document And Entity Information [Line Items]
Security 12b Title	3.500% Senior Notes Due 2029
Trading Symbol	KHC29
Security Exchange Name	NASDAQ
3.2500% Senior Notes due 2033 [Member]
Document And Entity Information [Line Items]
Security 12b Title	3.2500% Senior Notes due 2033
Trading Symbol	KHC33
Security Exchange Name	NASDAQ